Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information

19.	Segment Information

Our operations are conducted in three business segments:  Health Care, Group Insurance and Large Case Pensions.  Our Corporate Financing segment is not a business segment; it is added to our business segments in order to reconcile to our consolidated results.  The Corporate Financing segment includes interest expense on our outstanding debt and the financing components of our pension and OPEB plan expense (the service cost components of this expense are allocated to our business segments).

Summarized financial information of our segment operations for 2011, 2010 and 2009 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions	Corporate Financing	Total Company
2011
Revenue from external customers	$30,793.9	$1,715.2	$172.0	$—	$32,681.1
Net investment income	338.2	266.0	326.6	—	930.8
Interest expense	—	—	—	246.9	246.9
Depreciation and amortization expense	442.2	5.0	—	—	447.2
Income taxes (benefits)	1,106.6	72.6	1.0	(88.1)	1,092.1
Operating earnings (loss) (1)	1,955.7	153.0	20.7	(163.7)	1,965.7
Segment assets	21,697.4	5,392.6	11,503.1	—	38,593.1
2010
Revenue from external customers	$31,023.9	$1,776.1	$162.2	$—	$32,962.2
Net investment income	418.8	275.1	362.4	—	1,056.3
Interest expense	—	—	—	254.6	254.6
Depreciation and amortization expense	437.5	6.9	—	—	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	—	37,739.4
2009
Revenue from external customers	$31,631.6	$1,827.1	$183.8	$—	$33,642.5
Net investment income	392.5	274.1	369.8	—	1,036.4
Interest expense	—	—	—	243.4	243.4
Depreciation and amortization expense	409.1	6.9	—	—	416.0
Income taxes (benefits)	744.9	38.7	8.5	(167.4)	624.7
Operating earnings (loss) (1)	1,412.7	103.8	32.2	(310.8)	1,237.9
Segment assets	20,734.7	4,967.4	12,848.3	—	38,550.4

(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.

A reconciliation of operating earnings (1) to net income in 2011, 2010 and 2009 was as follows:

(Millions)	2011	2010	2009
Operating earnings	$1,965.7	$1,555.4	$1,237.9
Net realized capital gains	109.1	183.8	55.0
Voluntary early retirement program	(89.1)	—	—
Transaction-related costs	—	(43.1)	—
Litigation-related insurance proceeds	—	101.5	24.9
Severance and facilities charge	—	(30.8)	(60.9)
ESI settlement	—	—	19.6
Net income	$1,985.7	$1,766.8	$1,276.5

(1)
In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
In 2011, we announced a voluntary early retirement program.  In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.

•
In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.

•
Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003.

•
In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year.

•
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Revenues from external customers by product in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Health care premiums	$27,189.2	$27,610.6	$28,243.8
Health care fees and other revenue	3,604.7	3,413.3	3,387.8
Group life	1,036.7	1,084.9	1,095.6
Group disability	632.6	639.1	663.7
Group long-term care	45.9	52.1	67.8
Large case pensions	172.0	162.2	183.8
Total revenue from external customers (1) (2)	$32,681.1	$32,962.2	$33,642.5

(1)	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.

(2)
Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.

The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Revenue from external customers	$32,681.1	$32,962.2	$33,642.5
Net investment income	930.8	1,056.3	1,036.4
ESI settlement (1)	—	—	30.2
Net realized capital gains	167.9	227.5	55.0
Total revenue	$33,779.8	$34,246.0	$34,764.1

(1)
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Long-lived assets, which are principally within the U.S., were $557 million and $529 million at December 31, 2011 and 2010, respectively.